Other revenues and expenses - Research and Development Expense and Tax Credit Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Receivables from taxes other than income tax	$ 2,960
Research and development costs	34,969	$ 33,318		$ 30,022
Research tax credit	(3,027)	(3,345)		(1,962)
Government and other grants	(1,104)	(3,072)		(1,704)
Development costs capitalized ()	(3,376)	(1,931)		(22)
Amortization of capitalized development costs	447	232		0
Total research and development expense	27,909	25,202	[1]	$ 26,334	[1]
Research tax credit	$ (459)	$ (259)

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.